Inventories, Net	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventories, net

(7) Inventories, net

Inventories are stated at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis and, in the case of work in progress and finished goods, comprises direct materials, direct labour and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

The components of inventories were as follows:

	As of June 30,
	2023	2022
	$	$
Raw materials	4,167,531	7,447,022
Work in progress	518,352	976,246
Finished goods	1,606,296	2,052,148
Total inventories, gross	6,292,179	10,475,416
Inventories impairment	(732,897)	(655,783)
Total inventories, net	5,559,282	9,819,633

Inventories impairment consists of the following:

	As of June 30,
	2023	2022
	$	$
Beginning balance	(655,783)	(613,831)
Addition	(133,218)	(71,143)
Write-offs	-	(4,470)
Foreign currency exchange effect	56,104	33,661
Ending balance	(732,897)	(655,783)